Annual Total Returns- Russell 2000 1.5x Strategy Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Russell 2000 1.5x Strategy Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(12.45%)	21.11%	57.74%	3.57%	(9.55%)	28.37%	19.30%	(20.24%)	34.46%	20.01%